Subsequent Events		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	May 31, 2024	Sep. 30, 2024	Nov. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 5 — Subsequent Events

In preparing the accompanying financial statements, the Company considered disclosures of events occurring after December 31, 2023, until the issuance of the financial statements. Based on this review, the Company identified the following subsequent event:

Business Combination

On September 5, 2024, EVGR entered into the Merger Agreement, which was subsequently amended and restated on September 18, 2024, by and among EVGR, PubCo, Evergreen Merger Sub Inc. (“Merger Sub”), Forekast Limited (“Forekast”) and FISB (“FISB”). Pursuant to the Merger Agreement, the Business Combination will be effected in two steps: (i) EVGR will reincorporate in the Cayman Islands by merging with and into PubCo as a result of the Reincorporation Merger; (ii) Merger Sub will merge with and into Forekast resulting in Forekast being a wholly-owned subsidiary of PubCo. The board of directors of EVGR has unanimously (i) approved and declared advisable the Merger Agreement, the Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the shareholders of EVGR.

The aggregate consideration for the Acquisition Merger is $105,000,000, payable in the form of 10,500,000 newly issued PubCo Ordinary Shares (the “Closing Payment Shares”) valued at $10.00 per share to Forekast and its shareholders. At the closing of the Acquisition Merger (the “Closing”), the issued and outstanding shares in Forekast held by the former Forekast shareholders will be cancelled and cease to exist, in exchange for the issuance of the Closing Payment Shares.

At the Closing, without any further action on the part of EVGR, PubCo, Merger Sub, Forekast or FISB, each ordinary share of Forekast issued and outstanding immediately prior to the Closing shall be canceled and automatically converted into the right to receive, without interest, a number of PubCo Ordinary Shares equal in value to the quotient of the Closing Payment Shares divided by the fully diluted capitalization of Forekast. No certificates or scrip representing fractional PubCo Ordinary Shares will be issued pursuant to the Business Combination.

Advances – Related Party

From January 1, 2024 until the issuance of the financial statements, the Parent has advanced $79,739 and the Parents’s Sponsor Evergreen LLC has advanced $3,801, to the Company. The amounts are unsecured, interest free and due on demand.

Note 8 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the unaudited financial statements were available to issue. Based upon this review, the Company identified the following subsequent events:

The Company has deposited $80,000 on June 10, 2024 in the Company’s Trust Account to extended the period of time from June 11, 2024 to July 11, 2024 to complete the business combination.

The Company has deposited $80,000 on July 9, 2024 in the Company’s Trust Account to extended the period of time from July 11, 2024 to August 11, 2024 to complete the business combination.

The Company has deposited $80,000 on August 9, 2024 in the Company’s Trust Account to extended the period of time from August 11, 2024 to September 11, 2024 to complete the business combination.

On September 6, 2024, EVGR issued an unsecured, non-interest bearing promissory note in the principal amount of up to $1,000,000 to the Sponsor for working capital purposes.

The Company has deposited $80,000 on September 9, 2024 in the Company’s Trust Account to extended the period of time from September 11, 2024 to October 11, 2024 to complete the business combination.

Note 6 — Subsequent Events

In preparing the accompanying financial statements, the Company considered disclosures of events occurring after September 30, 2024, until the issuance of the financial statements. Based on this review, the Company identified the following subsequent event:

From October 1, 2024 until the issuance of the financial statements, the Parent has advanced $20,799 to the Company. The total amount due to related party is $86,406. The amounts are unsecured, interest free and due on demand.

Note 8 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the unaudited financial statements were available to issue. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.